Goodwill and Other Intangible Assets - Schedule of Components of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 757,463	$ 758,599
Accumulated Amortization	(375,495)	(327,645)
Net	$ 381,968	$ 430,954
Customer Relationships [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted- Average Life	17 years 8 months 12 days	17 years 8 months 12 days
Gross Carrying Amount	$ 550,131	$ 551,093
Accumulated Amortization	(276,980)	(245,626)
Net	$ 273,151	$ 305,467
Licensing Agreements [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted- Average Life	11 years 4 months 24 days	11 years 4 months 24 days
Gross Carrying Amount	$ 54,676	$ 54,850
Accumulated Amortization	(46,180)	(43,978)
Net	$ 8,496	$ 10,872
Non-Compete Agreements and Other [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted- Average Life	16 years 8 months 12 days	16 years 8 months 12 days
Gross Carrying Amount	$ 2,656	$ 2,656
Accumulated Amortization	(1,208)	(1,041)
Net	$ 1,448	$ 1,615
Tradenames [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted- Average Life	10 years	10 years
Gross Carrying Amount	$ 150,000	$ 150,000
Accumulated Amortization	(51,127)	(37,000)
Net	$ 98,873	$ 113,000